Recent Developments (Details) (USD $) In Millions, except Share data, unless otherwise specified				0 Months Ended			0 Months Ended			0 Months Ended
	Jul. 25, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Jul. 30, 2013 Corporate Bond Securities [Member]	Aug. 07, 2013 Bridge Loan [Member]	Jun. 30, 2013 Mandatory Convertible Bonds [Member]	Jun. 30, 2012 Mandatory Convertible Bonds [Member]	Aug. 13, 2013 Subsequent Event [Member] Repayment of Debt [Member] Thani Ashanti Alliance Limited [Member]	Jul. 25, 2013 Subsequent Event [Member] Repayment of Debt [Member] Convertible Debt [Member]	May 22, 2009 Subsequent Event [Member] Repayment of Debt [Member] Convertible Debt [Member]	Aug. 07, 2013 Subsequent Event [Member] Repayment of Debt [Member] Bridge Loan [Member]	Aug. 13, 2013 Subsequent Event [Member] Repayment of Debt [Member] Mandatory Convertible Bonds [Member]	Jul. 30, 2013 Subsequent Event [Member] Issuance of Debt [Member] Corporate Bond Securities [Member]
Subsequent Event [Line Items]
Coupon rate (percent)		3.50%	8.50%			6.00%			3.50%		6.00%	8.50%
Total issued bond value ($ million)		$ 732.5	$ 1,250.0		$ 789.0				$ 732.5			$ 1,250.0
Debt instrument, Repurchase price (per bond)								$ 1,015
Debt instrument, Original face value (per bond)								$ 1,000
Debt instrument, Repurchased amount								725.9
Debt instrument, Repurchased percent (percent)	99.10%							99.10%
Line of credit facility debt repaid				750						750
Shares issued upon conversion of convertible bonds (shares)											18,140,000
Cash equivalent of a number of shares (shares)											177,859
Loan recovered							$ 39